Consolidated and combined statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,175,198	$ 649,820	$ 213,697
Trade accounts receivable, net	778,054	757,806	247,087
Accounts receivable from related parties	24		610
Inventories	1,339,378	1,274,026	345,554
Prepaid expenses	69,224	94,501	53,184
Derivative financial instruments	28,193
Other assets	81,988	130,417	20,574
Total current assets	3,472,059	2,906,570	880,706
Non-current assets:
Property, plant and equipment, net	1,069,492	791,127	207,350
Right of use assets, net	17,384	24,882	23,811
Deferred income tax		17,605	5,082
Investment in subsidiaries	497
Intangible assets, net	369,760	319,361	310,965
Goodwill	371,075	348,441	348,441
Other assets	4,274	5,774	13,371
Total non-current assets	1,832,482	1,507,190	909,020
Total assets	5,304,541	4,413,760	1,789,726
Current liabilities:
Short term debt and borrowings	28,124	105,910	148,070
Accounts payable to suppliers	1,984,932	2,078,628	529,348
Accrued expenses	142,169	109,767	54,456
Provisions	115,192	151,008	46,689
Income tax payable	88,679	85,221	34,709
Value added tax payable		26,703	30,299
Employee profit sharing payable	55,305	7,354	5,006
Lease liability	6,102	7,691	14,226
Derivative financial instruments		295,115	15,555
Total current liabilities	2,420,503	2,867,397	878,358
Non-current liabilities:
Statutory employee benefits	2,093	1,678	1,630
Derivative financial instruments		25,179	16,754
Deferred income tax	80,907	56,959	78,501
Lease liability	11,778	16,687	10,358
Long term debt and borrowings	1,482,261	523,967	529,643
Total non-current liabilities	1,577,039	624,470	636,886
Total liabilities	3,997,542	3,491,867	1,515,244
Stockholder's equity
Common stock	294,999	281,722	55,985
Share premium account	6,659	909,428
Retained earnings (deficit)	990,103	(268,539)	218,376
Other comprehensive income	583	(718)	121
Equity attributable to owners of the company	1,292,344	921,893	274,482
Non-controlling interest	14,655
Total stockholders' equity	1,306,999	921,893	274,482
Total liabilities and stockholders' equity	$ 5,304,541	$ 4,413,760	$ 1,789,726